Related Party Transactions (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019 MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0.0	$ 0.0	$ 0.0
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		50.0
Appalachian Power Co. to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		$ 0.2	0.0	0.0
Indiana Michigan Power Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services		$ 13.0	12.0	10.0
Railcar Maintenance		$ 1.3	1.5	1.3
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal
Railcar Maintenance		$ 0.8	0.7	0.5
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal
Railcar Maintenance		4.0	3.4	3.5
AEP Energy Partners, Inc. to AEP Texas Inc. [Member]
Oklaunion PPA between AEP Texas and AEPEP
Oklaunion Purchase Power Agreement		157.0	104.0	64.0
Indiana Michigan Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		1.5	2.2	1.4
Kentucky Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		0.3	0.2	0.2
Ohio Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		2.2	2.9	2.4
Public Service Co of Oklahoma to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		0.3	0.3	0.3
Wheeling Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		0.1	0.0	0.0
AEP Wind Holdings LLC [Member]
Sempra Renewables LLC PPAs [Abstract]
WindGenerationMWs | MW	724
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		14.9	19.9	15.3
AEP Generation Resources [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		0.0	0.0	0.1
Central Machine Shop
Billings for Services from Central Machine Shop Facility		0.8	1.6	1.2
AEP Transmission Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		806.7	598.9	568.1
Sales and Purchases of Property
Related Party Purchases of Property		10.2	18.5	9.1
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		6.5
AEP Transmission Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Transmission Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Transmission Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Transmission Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Transmission Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		795.5	591.4	559.6
AEP Transmission Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		11.2	7.5	8.5
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		205.3	181.4	172.0
Transmission Service Charges
PJM Net Transmission Service Charges		222.3	128.3	158.2
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		38.9	35.1	37.2
Sales and Purchases of Property
Related Party Sales of Property		5.5	5.4	3.5
Related Party Purchases of Property		6.0	0.6	0.9
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		8.9
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		128.6	133.2	130.4
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Appalachian Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		11.4	5.8	1.0
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Appalachian Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		58.5	36.4	34.1
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		6.8	6.0	6.5
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		10.5	22.1	1.8
Cost of Purchased Power from Affiliate		214.9	237.9	223.9
Transmission Service Charges
PJM Net Transmission Service Charges		143.5	91.4	103.8
Central Machine Shop
Billings for Services from Central Machine Shop Facility		2.3	2.4	2.7
Sales and Purchases of Property
Related Party Sales of Property		7.5	8.2	5.0
Related Party Purchases of Property		0.9	2.0	3.5
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		9.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Auction Purchases From AEP Energy [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		214.9	237.9	223.9
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.1	0.0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	3.8
Indiana Michigan Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		6.7	7.1	0.0
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.7	11.7	(4.4)
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3.1	3.2	2.4
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		4.8	4.2	5.0
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.4	1.7	1.8
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		27.3	21.0	24.4
Cost of Purchased Power from Affiliate		156.0	135.3	108.5
Transmission Service Charges
PJM Net Transmission Service Charges		373.4	210.1	248.6
Sales and Purchases of Property
Related Party Sales of Property		7.0	10.7	2.9
Related Party Purchases of Property		3.0	2.8	1.6
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		5.4
Ohio Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		64.6	79.7	96.5
Ohio Power Co [Member] | Auction Purchases From AEP Energy [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		69.9	41.0	5.5
Ohio Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		21.5	14.6	6.5
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0.0	0.0	0.0
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Ohio Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Ohio Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		7.7	3.9	6.2
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		19.6	17.1	18.2
Public Service Co Of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		6.1	5.4	4.3
Transmission Service Charges
SPP Net Transmission Service Charges		46.9	65.9	56.0
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.1	0.5	1.1
Sales and Purchases of Property
Related Party Sales of Property		0.8	1.0	1.5
Related Party Purchases of Property		0.5	1.3	0.2
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		3.4
Public Service Co Of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1.3	0.9	0.0
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		4.8	4.5	4.3
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		36.9	35.1	25.9
Revenue from Related Parties, Net		4.9	28.4
Transmission Service Charges
SPP Net Transmission Service Charges		20.1	10.5	6.6
Central Machine Shop
Billings for Services from Central Machine Shop Facility		1.1	0.7	0.8
Sales and Purchases of Property
Related Party Sales of Property		0.2	0.8	0.5
Related Party Purchases of Property		0.7	0.8	0.4
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		5.5
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(0.1)	0.0	(0.2)
Southwestern Electric Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3.6	26.9	24.2
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1.4	1.5	1.9
Wheeling Power Co [Member] [Domain]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		4.8	4.2	5.0
AEP Texas Inc. [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		160.5	105.2	65.7
ERCOT Transmission Service Charges
Billings from ETT for ERCOT Wholesale Transmission Services		27.0	27.0	30.0
Oklaunion PPA between AEP Texas and AEPEP
Oklaunion Purchase Power Agreement		0.0	22.1
Sales and Purchases of Property
Related Party Sales of Property		0.9	0.3	0.2
Related Party Purchases of Property		$ 0.3	0.1	0.4
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		54.69%
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		$ 6.2
AEP Texas Inc. [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Texas Inc. [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Texas Inc. [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Texas Inc. [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		157.2	103.6	63.6
AEP Texas Inc. [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0.0	0.0	0.0
AEP Texas Inc. [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 3.3	$ 1.6	$ 2.1